Commitments Significant Contracts and Contingencies (Details 1)	Aug. 31, 2021 USD ($)
Commitments Significant Contracts and Contingencies
2022	$ 44,599
2023	44,816
2024	7,469
Thereafter	0
Total lease payments	96,884
Less: imputed interest	(7,491)
Present value of operating lease liabilities	89,393
Less: current obligations under leases	39,404
Total	$ 49,989